Note 13 - Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 13. RELATED PARTY TRANSACTIONS

For the years ended December 31, 2014 and 2015,related party transactions included our former Chairman, Adam Yan and his wife who guaranteeing one year short-term loan at no cost to the Group. As of December 31, 2014 and 2015, the outstanding short-term loans guaranteed by Adam Yan and his wife were RMB5,692,003 and RMB2,307,997 (US$356,293), respectively. There was no fee paid to Adam Yan and his wife for the guarantees provided by them.

The Company completed a private placement sale of 798,000 ordinary shares to Mr. Adam Yan, former Chairman, Mr. David Ren, Chief Executive Officer, Ms. Ping Yu, Chief Finance Officer and other individuals for US$3.2 million (or $ 4.0345 per share) in cash on April 13, 2015. The transaction was authorized and approved by a special independent committee consisting solely of the Company’s independent directors based upon the current fair market value of the Company's shares, and supported by an independent financial valuation.